Undiscovered Managers Behavioral Value Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - Undiscovered Managers Behavioral Value Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,906
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,630
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,162
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,033